Horizon Core Equity ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 91.3%	Shares	Value
Aerospace & Defense - 2.7%
General Dynamics Corp.	2,183	$ 810,657
General Electric Co.	3,461	1,161,892
Honeywell Aerospace, Inc. (a)	1,544	244,122
Howmet Aerospace, Inc.	2,866	702,027
L3Harris Technologies, Inc.	1,388	369,555
Lockheed Martin Corp.	1,508	846,335
Northrop Grumman Corp.	974	525,668
RTX Corp.	7,457	1,549,042
		6,209,298

Air Freight & Logistics - 0.3%
FedEx Corp.	2,097	686,558

Automobiles - 1.0%
General Motors Co.	15,700	1,355,224
Tesla, Inc. (a)	2,217	815,745
		2,170,969

Banks - 2.6%
Bank of America Corp.	21,625	1,339,453
Citigroup, Inc.	6,812	896,595
JPMorgan Chase & Co.	4,898	1,743,786
PNC Financial Services Group, Inc.	2,413	578,227
US Bancorp	11,068	681,567
Wells Fargo & Co.	7,150	617,689
		5,857,317

Beverages - 1.7%
Coca-Cola Co.	21,368	1,894,700
Monster Beverage Corp. (a)	16,186	743,261
PepsiCo, Inc.	8,099	1,136,614
		3,774,575

Biotechnology - 1.7%
AbbVie, Inc.	3,170	812,851
Amgen, Inc.	1,517	652,128
Gilead Sciences, Inc.	7,164	1,048,380
Regeneron Pharmaceuticals, Inc.	693	553,762
Vertex Pharmaceuticals, Inc. (a)	1,428	777,575
		3,844,696

Broadline Retail - 1.9%
Amazon.com, Inc. (a)	16,716	4,342,315

Building Products - 0.5%
Johnson Controls International PLC	3,933	543,698
Trane Technologies PLC	1,414	628,382
		1,172,080

Capital Markets - 2.8%
Bank of New York Mellon Corp.	5,376	867,041
Blackrock, Inc.	421	486,512

Charles Schwab Corp.	10,989	1,206,812
CME Group, Inc.	1,743	497,626
Goldman Sachs Group, Inc.	679	696,586
Intercontinental Exchange, Inc.	3,229	518,900
Moody's Corp.	1,034	521,798
Morgan Stanley	3,946	841,761
S&P Global, Inc.	1,458	635,455
		6,272,491

Chemicals - 1.1%
Corteva, Inc.	6,020	509,473
Ecolab, Inc.	1,816	514,291
Linde PLC	2,205	1,079,524
Sherwin-Williams Co.	1,434	485,853
		2,589,141

Commercial Services & Supplies - 0.8%
Cintas Corp.	2,796	564,205
Republic Services, Inc.	2,774	612,832
Waste Management, Inc.	2,793	611,444
		1,788,481

Communications Equipment - 1.5%
Arista Networks, Inc. (a)	6,081	1,189,991
Ciena Corp. (a)	646	247,289
Cisco Systems, Inc.	14,102	1,558,130
Motorola Solutions, Inc.	719	348,930
		3,344,340

Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	341	527,056

Consumer Finance - 0.4%
American Express Co.	2,872	948,248

Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	2,223	2,098,268
Target Corp.	3,616	581,742
Walmart, Inc.	20,653	2,165,880
		4,845,890

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	20,220	523,496
Comcast Corp. - Class A	7,053	187,751
Verizon Communications, Inc.	13,564	678,471
		1,389,718

Electric Utilities - 1.3%
American Electric Power Co., Inc.	6,072	743,395
Duke Energy Corp.	6,022	722,098
NextEra Energy, Inc.	9,250	761,645
Southern Co.	7,519	661,672
		2,888,810

Electrical Equipment - 0.9%
AMETEK, Inc.	2,438	573,344
Eaton Corp. PLC	1,354	544,146
GE Vernova, Inc.	1,151	1,034,208

		2,151,698

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	5,019	795,762
Corning, Inc.	2,416	359,332
Keysight Technologies, Inc. (a)	1,023	330,122
TE Connectivity PLC	1,676	343,999
		1,829,215

Entertainment - 0.4%
Netflix, Inc. (a)	7,376	597,825
Walt Disney Co.	2,065	222,091
		819,916

Financial Services - 4.2%
Berkshire Hathaway, Inc. - Class B (a)	11,378	5,734,853
Mastercard, Inc. - Class A	4,263	2,512,229
Visa, Inc. - Class A	3,505	1,329,692
		9,576,774

Ground Transportation - 0.4%
Fedex Freight Holding Co., Inc. (a)	1,048	140,159
Uber Technologies, Inc. (a)	8,881	671,848
		812,007

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	5,957	657,415
Boston Scientific Corp. (a)	4,924	237,829
Intuitive Surgical, Inc. (a)	1,128	425,098
Medtronic PLC	4,355	394,781
Stryker Corp.	1,763	570,859
		2,285,982

Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	1,681	394,396
Cencora, Inc.	1,054	341,074
Cigna Group	1,376	379,886
CVS Health Corp.	6,414	602,339
HCA Healthcare, Inc.	1,438	595,979
McKesson Corp.	695	615,298
UnitedHealth Group, Inc.	2,225	866,437
		3,795,409

Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. - Class A (a)	8,474	1,552,606
Booking Holdings, Inc.	7,025	1,398,607
McDonald's Corp.	5,605	1,477,142
		4,428,355

Household Durables - 0.6%
Garmin Ltd.	4,592	1,304,633

Household Products - 0.7%
Procter & Gamble Co.	11,377	1,651,030

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	1,545	329,797

Insurance - 2.1%
Allstate Corp.	2,427	625,681
Aon PLC - Class A	1,753	563,625
Chubb Ltd.	2,825	956,545
Hartford Insurance Group, Inc.	3,155	433,434
Marsh & McLennan Cos., Inc.	3,629	688,784
Progressive Corp.	3,890	848,331
Travelers Cos., Inc.	1,837	672,213
		4,788,613

Interactive Media & Services - 6.9%
Alphabet, Inc. - Class A (b)	35,096	11,909,828
Meta Platforms, Inc. - Class A	6,363	3,641,799
		15,551,627

IT Services - 0.4%
Accenture PLC - Class A	2,487	471,933
International Business Machines Corp.	1,716	401,321
		873,254

Life Sciences Tools & Services - 0.4%
Danaher Corp.	2,411	514,893
Thermo Fisher Scientific, Inc.	708	436,907
		951,800

Machinery - 1.0%
Caterpillar, Inc.	1,153	919,483
Cummins, Inc.	1,037	585,283
Parker-Hannifin Corp.	691	676,793
		2,181,559

Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	9,537	722,332
Newmont Corp.	8,243	1,039,113
		1,761,445

Multi-Utilities - 0.3%
Consolidated Edison, Inc.	6,290	673,156

Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	10,044	2,070,470
ConocoPhillips	6,384	845,816
EOG Resources, Inc.	2,077	301,082
EQT Corp.	3,173	171,913
ExxonMobil Holdings Corp.	20,504	3,300,119
Kinder Morgan, Inc.	11,342	365,666
Marathon Petroleum Corp.	1,019	380,413
Phillips 66	1,509	372,089
Targa Resources Corp.	795	233,452
Valero Energy Corp.	969	347,794
Williams Cos., Inc.	5,639	423,207
		8,812,021

Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	11,040	737,583
Eli Lilly & Co.	3,897	4,507,777
Johnson & Johnson	12,726	3,383,207
Merck & Co., Inc.	13,799	2,038,940
Pfizer, Inc.	19,576	557,133

		11,224,640

Professional Services - 0.0% (c)
Mobility Global, Inc.	1,458	29,597

Semiconductors & Semiconductor Equipment - 16.4%
Advanced Micro Devices, Inc. (a)	6,846	3,222,549
Analog Devices, Inc.	2,410	872,758
Applied Materials, Inc.	3,647	1,671,748
Broadcom, Inc.	16,992	6,292,817
Intel Corp. (a)	11,724	1,049,415
KLA Corp.	4,599	806,895
Lam Research Corp.	5,386	1,623,825
Micron Technology, Inc.	5,380	5,157,967
NVIDIA Corp.	68,561	15,136,898
QUALCOMM, Inc.	2,510	427,905
Teradyne, Inc.	737	257,825
Texas Instruments, Inc.	2,474	645,491
		37,166,093

Software - 7.2%
Adobe, Inc. (a)	2,036	596,120
Intuit, Inc.	684	245,761
Microsoft Corp.	23,797	12,071,980
Oracle Corp.	4,005	597,226
Palantir Technologies, Inc. - Class A (a)	8,506	1,585,348
Salesforce, Inc.	2,791	718,794
ServiceNow, Inc. (a)	2,196	324,986
Synopsys, Inc. (a)	618	271,667
		16,411,882

Specialty Retail - 2.5%
Home Depot, Inc.	4,983	1,633,577
O'Reilly Automotive, Inc. (a)	12,350	1,096,680
Ross Stores, Inc.	5,958	1,361,641
TJX Cos., Inc.	11,035	1,477,697
		5,569,595

Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	45,354	14,370,415
Sandisk Corp. (a)	630	987,021
Seagate Technology Holdings PLC	721	597,262
Western Digital Corp.	785	353,682
		16,308,380

Tobacco - 0.9%
Altria Group, Inc.	9,195	629,674
Philip Morris International, Inc.	8,165	1,529,304
		2,158,978

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	3,933	709,671
TOTAL COMMON STOCKS (Cost $187,612,917)		206,809,110

EXCHANGE TRADED FUNDS - 6.4%	Shares	Value
Roundhill Magnificent Seven ETF (b)	210,207	14,449,629
TOTAL EXCHANGE TRADED FUNDS (Cost $13,866,295)		14,449,629

REAL ESTATE INVESTMENT TRUSTS - 1.6%		Shares		Value
Health Care REITs - 0.3%
Welltower, Inc.		3,197		755,259

Industrial REITs - 0.3%
Prologis, Inc.		4,929		689,666

Retail REITs - 0.4%
Realty Income Corp.		6,674		408,983
Simon Property Group, Inc.		2,187		464,344
				873,327

Specialized REITs - 0.6%
American Tower Corp.		3,191		560,659
Equinix, Inc.		695		727,470
				1,288,129
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,397,741)				3,606,381

PURCHASED OPTIONS - 0.1% (a)	Notional Amount	Contracts		Value
Put Options - 0.1%
State Street SPDR S&P 500 ETF Trust (d)(e)
Expiration: 09/08/2026; Exercise Price: $752.68	35,361,005	461		40,674
Expiration: 09/22/2026; Exercise Price: $747.53	36,588,285	477		170,041
TOTAL PURCHASED OPTIONS (Cost $471,721)				210,715

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%		Shares		Value
First American Government Obligations Fund - Class X, 3.59% (f)		1,426,483		1,426,483
TOTAL MONEY MARKET FUNDS (Cost $1,426,483)				1,426,483

TOTAL INVESTMENTS - 100.0% (Cost $206,775,157)				226,502,318
Other Assets in Excess of Liabilities - 0.0% (c)			0.00019	43,019
TOTAL NET ASSETS - 100.0%				$ 226,545,337

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $9,797,252.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $9,797,252.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Horizon Core Equity ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Put Options - (0.2)%
State Street SPDR S&P 500 ETF Trust (a)(b)
Expiration: 09/08/2026; Exercise Price: $765.78	$ (35,361,005)	(461)	$ (162,848)
Expiration: 09/22/2026; Exercise Price: $761.16	(36,588,285)	(477)	(316,385)
TOTAL WRITTEN OPTIONS (Premiums received $770,415)			$ (479,233)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Core Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 206,809,110	$ –	$ –	$ 206,809,110
Exchange Traded Funds	14,449,629	–	–	14,449,629
Real Estate Investment Trusts	3,606,381	–	–	3,606,381
Purchased Options	–	210,715	–	210,715
Money Market Funds	1,426,483	–	–	1,426,483
Total Investments	$ 226,291,603	$ 210,715	$ –	$ 226,502,318

Liabilities:
Investments:
Written Options	$ –	$ (479,233)	$ –	$ (479,233)
Total Investments	$ –	$ (479,233)	$ –	$ (479,233)

Refer to the Schedule of Investments for further disaggregation of investment categories.